Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended							1 Months Ended		12 Months Ended								12 Months Ended					12 Months Ended			12 Months Ended									12 Months Ended										12 Months Ended					9 Months Ended			12 Months Ended									9 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended						1 Months Ended															12 Months Ended					1 Months Ended							9 Months Ended			1 Months Ended						9 Months Ended										1 Months Ended				9 Months Ended			1 Months Ended	9 Months Ended
	Oct. 28, 2012	Jan. 30, 2011		Jan. 31, 2010	Jan. 29, 2012		Jan. 29, 2012 Revolving Credit Facility	Jan. 30, 2011 Revolving Credit Facility	Apr. 21, 2011 Revolving Credit Facility	Jan. 29, 2012 Term Loan due August 30, 2012	Jan. 30, 2011 Term Loan due August 30, 2012	Jan. 29, 2012 Term Loan due April 1, 2014	Jan. 30, 2011 Term Loan due April 1, 2014	Jan. 29, 2012 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 30, 2011 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 29, 2012 Lehman Brothers Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve Maximum	Jan. 29, 2012 Wood lands Commercial Bank	Jan. 29, 2012 Senior Secured Credit Facility Y	Jan. 30, 2011 Senior Secured Credit Facility	Jan. 31, 2010 Senior Secured Credit Facility	Jan. 29, 2012 Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Senior Secured Credit Facility Revolving Credit Facility	Jan. 29, 2012 Extended Term Loans Term Loan BasisPoint	Jan. 29, 2012 Non Extended Revolving Credit Facility Lehman Brothers Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Apr. 21, 2011 Old Credit Facilities Wood lands Commercial Bank Revolving Credit Facility	Apr. 21, 2011 New Credit Facility Revolving Credit Facility	Jan. 30, 2011 Other Income Expense Senior Secured Credit Facility	Jan. 29, 2012 Performance Targets Met Senior Secured Credit Facility	Jan. 29, 2012 Prime Rate Revolving Credit Facility	Jan. 29, 2012 Prime Rate Extended Term Loans Term Loan	Jan. 29, 2012 Prime Rate Non Extended Term Loans Term Loan	Jan. 29, 2012 LIBOR Revolving Credit Facility	Jan. 29, 2012 LIBOR Extended Term Loans Term Loan	Jan. 29, 2012 LIBOR Non Extended Term Loans Term Loan	Jan. 29, 2012 Extended Term Loans Senior Secured Credit Facility Term Loan	Jan. 30, 2011 Non Extended Term Loans Senior Secured Credit Facility	Jan. 29, 2012 Non Extended Term Loans Senior Secured Credit Facility Term Loan	Oct. 28, 2012 Senior Term Facility Maturing In 2017 Term Loans Maximum	Oct. 28, 2012 Senior Term Facility Maturing In 2017 Term Loans Minimum	Jan. 29, 2012 Asset Based Lending Credit Agreement	Jan. 29, 2012 Asset Based Lending Credit Agreement ABL Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Qualifying Cash Balances	Jan. 29, 2012 Asset Based Lending Credit Agreement Senior Secured Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Abl Revolving Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Revolving Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Abl Credit Facility BasisPoint	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Prime Rate Extended Term Loans	Jan. 29, 2012 Asset Based Lending Credit Agreement Prime Rate Non Extended Abl Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement LIBOR Extended Term Loans	Jan. 29, 2012 Asset Based Lending Credit Agreement LIBOR Non Extended Abl Credit Facility	Jan. 29, 2012 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 30, 2011 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 29, 2012 ABL Term Loan due April 1, 2014		Jan. 30, 2011 ABL Term Loan due April 1, 2014		Jan. 29, 2012 Abl Facility Maturing In Twenty Twelve	Jan. 30, 2011 Abl Facility Maturing In Twenty Twelve	Jan. 29, 2012 Abl Facility Maturing In Twenty Fourteen	Jan. 30, 2011 Abl Facility Maturing In Twenty Fourteen	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014		Jan. 30, 2011 12.0% Senior Notes due September 1, 2014		Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Equity Sponsors	Oct. 28, 2012 13.5% Senior Subordinated Notes due 2015		Oct. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Oct. 15, 2012 13.5% Senior Subordinated Notes due 2015	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Equity Sponsors	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015 Pik Notes	Oct. 28, 2012 8.125% Senior Secured First Priority Notes due 2019		Oct. 28, 2012 11% Senior Secured Second Priority Notes due 2020		Oct. 28, 2012 14.875% Senior Notes due 2020	Oct. 28, 2012 14.875% Senior Notes due 2020	Oct. 28, 2012 14.875% Senior Notes due 2020		Oct. 28, 2012 11.5% Senior Notes due 2020		Oct. 28, 2012 Refinancing of Debt	Oct. 28, 2012 Refinancing of Debt ABL Facility	Apr. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Oct. 28, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Oct. 28, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans	Oct. 28, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans Second year following closing	Oct. 28, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans Third year following closing	Oct. 28, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans Foreign Subsidiaries	Jan. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans Foreign Subsidiaries	Oct. 28, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans Change of Control Payments	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Prime Rate	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 LIBOR	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 LIBOR Interest Rate Floor	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement Maximum	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement Term Loans Foreign Subsidiaries	Jan. 29, 2012 Refinancing of Debt 12.0% Senior Notes due September 1, 2014	Aug. 30, 2007 Refinancing of Debt 12.0% Senior Notes due September 1, 2014	Oct. 28, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Priority Notes Registration Rights D	Oct. 28, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Default Event Debt Ninety Days Outstanding Priority Notes	Oct. 28, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Default Event Debt Forty Five Days Outstanding Senior Notes	Aug. 31, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Oct. 28, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Aug. 02, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Oct. 28, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Maximum	Oct. 28, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Foreign Subsidiaries Maximum	Oct. 28, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Proceeds of equity offerings	Oct. 28, 2012 Refinancing of Debt Old Senior Notes	Oct. 28, 2012 Refinancing of Debt Existing Senior Secured Credit Facility	Oct. 28, 2012 Refinancing of Debt Existing Credit Facility	Apr. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Oct. 28, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Oct. 28, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Maximum	Oct. 28, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Proceeds of equity offerings	Oct. 28, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Proceeds of equity offerings Maximum	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Maximum	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Foreign Subsidiaries	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Letter of Credit	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Qualifying cash balances	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Prime Rate	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Prime Rate Canadian Dollars Denominated	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 LIBOR	Oct. 28, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Banker's Acceptance Rate Canadian Dollars Denominated	Apr. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Oct. 28, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Oct. 28, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 On or after April 12, 2017	Oct. 28, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Senior Notes Registration Rights	Oct. 28, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Equity Sponsors	Oct. 28, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Proceeds of equity offerings	Oct. 28, 2012 Refinancing of Debt 11.5% Senior Notes due 2020	Oct. 28, 2012 Refinancing of Debt 11.5% Senior Notes due 2020	Oct. 15, 2012 Refinancing of Debt 11.5% Senior Notes due 2020	Oct. 15, 2012 Refinancing of Debt 11.5% Senior Notes due 2020 Registration Rights D	Oct. 28, 2012 Refinancing of Debt 11.5% Senior Notes due 2020 Maximum	Oct. 15, 2012 Refinancing of Debt 11.5% Senior Notes due 2020 Proceeds of equity offerings	Oct. 28, 2012 Refinancing of Debt Priority Notes and Senior Notes	Oct. 28, 2012 Refinancing of Debt Priority Notes and Senior Notes Sales of Assets
Debt Instrument [Line Items]
Note issued, amount outstanding	$ 6,915	$ 5,249	[1]		$ 5,462	[1]															$ 928														$ 874		$ 104																	$ 214	[1]	$ 214	[1]					$ 2,500	[1]	$ 2,500	[1]	$ 833	$ 1,819			$ 1,820	[1]	$ 1,597	[1]				$ 713				$ 675		$ 784	$ 784	$ 784		$ 1,000
Line of credit facility, maximum borrowing capacity							300															200		2,100		200														2,100	993	57																																																			1,000																																			1,500
Debt instrument maturity date							Aug. 30, 2013																												Apr. 01, 2014		Aug. 30, 2012																	Apr. 01, 2014		Apr. 01, 2014						Sep. 01, 2014		Sep. 01, 2014						Sep. 01, 2015		Sep. 01, 2015							Apr. 15, 2019		Apr. 15, 2020				Oct. 12, 2020		Jul. 15, 2020				Oct. 12, 2017															Sep. 01, 2014					Apr. 15, 2019										Apr. 15, 2020						Apr. 12, 2017										Oct. 12, 2020							Jul. 15, 2020
Credit facility, extinguished																		30																		30																															930																							834																													1,169
Increase in borrowing margins applicable to extended portion of the Abl																							0.0150																							0.0175
Debt instrument, interest rate above basis rate																													3.00%	1.75%	0.25%	4.00%	2.75%	1.25%														2.25%	0.50%	3.25%	1.50%																																																	5.00%	6.00%	1.25%																															1.00%	1.00%	2.00%	2.00%
Line of credit facility, weighted average outstanding balance							0	125		73	149	860	869	12	59																																					77	57	214		214
Long-term debt outstanding, weighted average interest rate										1.56%	1.54%	3.06%	3.11%
Line of credit quarterly repayment percentage																		0.25%
Line of credit required percentage payment from excess cash flow in preceding fiscal year																		50.00%										0.00%
Guarantee value																		106
Term loan life																		5
Amortization of Guarantee of Payment of Principal																		13	14	21
Gains losses on extinguishment of debt	(220)	(2)		200																							2																																																														220
Revolving Credit Facility, unused commitment fee							0.50%																																						0.25%	0.75%
Letter of Credit fee, per annum							4.00%																																					3.25%			1.50%
Line of credit facility, weighted average interest rate								4.28%						1.76%	2.01%																																					3.51%	3.58%	3.50%		3.60%
Letter of credit facility outstanding							0	0																																																		9	11	57	60
Capital stock pledged as collateral																																																																																																	65.00%	65.00%							65.00%											65.00%														65.00%
Line of credit converted in to term loan																																								214
Commitments under the ABL Credit Facility																																												1,537	304
Line of credit decrease																									100															45
Increase in unused capacity commitment fee applicable to extended portion of the Term Loan																																														0.0050
Line of credit facility outstanding									300					0																																						0																																																																															61
Letter of credit, borrowing capacity																																								400
Excess availability amount that requires maintaining a fixed charge coverage ratio																																																																																																								210																									150
Required fixed charge coverage ratio																																																																																																							1.0																								1.0
Payment for Financing fee																																											34
Deferred finance cost																																											31
Line of credit facility committed borrowing capacity																95	100
Note issued, amount																																																																												1,300		1,300					813	813	813																						2,500						300	950									675																757					1,000	1,000	1,000
Note issued, interest rate																																																						3.56%	[2]	3.53%						12.00%	[2]	12.00%			13.50%	[2]		13.50%	[2]	13.50%			13.50%	13.50%			8.13%	[2]	11.00%	[2]	14.88% [2]	14.88% [2]	14.88%	[2]	11.50%	[2]																			12.00%						8.125%	8.125%									11.00%																14.875%					11.50%	11.50%	11.50%
Note issued, interest payment frequency																																																																																											quarterly															March 1st and September 1st					Semi-annually										Semi-annually																Semi-annually							Semi-annually
Interest payments, period																																																																			8			8				8									11	11	11																																																						11
Repurchase of debt instrument																																																																			1							252
Repurchase of accrued interest																																																																										15
Senior Subordinated Notes																																																																										62
Pre-tax gain for the extinguishment of debt																																																																										200
Note issued, due date																																																																												2015																																					2019	2019									2020																2020							2020
Debt issuance cost																																																																																									80																																																							18	18
Payment of debt issuance cost	95	34																																																																																																																																															15
Cash restricted for debt redemption	985
Premium to redeem debt	31
Accrued interest on debt redeemed	23
Line of credit, maturity date																																																																																													2017																																			2017
Note issued, premium																																																																																																																	107.50%
Proceed from issuance of note	4,140																																																																																																														317
Extinguishment of debt, premium payment to redeem notes																																																																																									150
Extinguishment of debt, write-off unamortized deferred debt costs																																																																																									46																													24		22
Extinguishment of debt, write-off remaining unamortized other asset																																																																																									24
Unamortized deferred financing charges																																																																																																																								42
Note issued, interest payment commencing date																																																																																											Sep. 30, 2012																				Oct. 15, 2012										Oct. 15, 2012																Oct. 12, 2012							Apr. 15, 2013
Note redemption, date																																																																																																																			Apr. 15, 2015		Apr. 15, 2015							Apr. 15, 2016		Apr. 15, 2015												Apr. 15, 2015		Apr. 12, 2017								Oct. 15, 2016
Note redemption, price																																																																																																																100.00%					108.125%					100.00%			111.00%													100.00%					114.875%	100.00%	100.00%				111.50%
Note redeem, note redeemable percentage of aggregate principal amount																																																																																																																					35.00%								35.00%																		35.00%						35.00%
Note redeem, note remain outstanding immediately after each redemption																																																																																																																					50.00%								50.00%																		50.00%						50.00%
Note issued, issue discount																																																																																			29	29	29								30																																														30
Number of interest payment, interest paid in kind end date																																																																																																																																											2017-10
Paid in kind interest																																																																					223	223		196		172									56	56
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal	5,975	5,239			5,380																																																																																																																																									484
Notes repurchase price																																																																																																																																																						101.00%	100.00%
Aggregate principal amount of Senior Subordinated Notes outstanding as of the 90 days prior to scheduled maturity of senior subordinated notes to make debt mature before scheduled maturity date																																																																																												450.0																	450.0	450.0																	450.0
Registration rights agreements, exchange date																																																																																																												270 days																																	90 days						270 days
Registration rights agreements, additional interest payment																																																																																																												0.50%																																							0.50%
Registration rights agreements, exchange offer date																																																																																																												360																																							360
Registration rights, note repaid or refinanced																																																																																																																																													75.00%
Registration rights, date																																																																																																																																													Oct. 12, 2013
Line of credit facility, additional credit facility																																																																																											250																																				1,900
Loan amortization, percentage of original aggregate principal amount																																																																																											0.25%
Term loan facility, prepaid price																																																																																															102.00%	101.00%			101.00%
Mandatory principal prepayments from net proceeds from asset sales and insurance recovery, percentage																																																																																														100.00%
Mandatory principal prepayments, excess cash flow, percentage																																						50.00%	0.00%
Line of credit facility, available for borrowing																																																																																																																															$ 867					$ 43
Percentage of aggregate commitment that requires maintaining a fixed charge coverage ratio																																																																																																																																	10.00%
Repurchase discount on notes																																																																			3.00%

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[2]	Represents the stated rate of interest, without including the effect of discounts or premiums.